Schedule of Investments (unaudited)	iShares® High Yield Bond Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$655	$694,300

Aerospace & Defense — 2.8%
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26 (Call 06/07/21)(a)	405	415,884
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	270	284,513
7.50%, 04/15/25 (Call 04/15/22)(a)(b)	825	882,750
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	900	948,672
6.38%, 06/15/26 (Call 06/28/21)(b)	515	533,051
8.00%, 12/15/25 (Call 04/08/22)(a)	200	216,322
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 06/28/21)	200	211,006
		3,492,198
Agriculture — 0.8%
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	550	555,500
10.50%, 11/01/26 (Call 11/01/21)(a)	414	438,840
		994,340
Airlines — 2.2%
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	490	442,225
5.00%, 06/01/22(a)	700	698,250
American Airlines Inc., 11.75%, 07/15/25(a)	250	313,982
Delta Air Lines Inc.
3.80%, 04/19/23 (Call 03/19/23)	160	165,555
4.38%, 04/19/28 (Call 01/19/28)	375	394,362
7.38%, 01/15/26 (Call 12/15/25)(b)	650	765,344
		2,779,718
Auto Manufacturers — 4.5%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	280	303,800
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	850	939,250
Ford Motor Co.
5.29%, 12/08/46 (Call 06/08/46)(b)	550	584,155
8.50%, 04/21/23	275	306,969
9.00%, 04/22/25 (Call 03/22/25)	725	885,783
9.63%, 04/22/30 (Call 01/22/30)	785	1,092,971
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	700	665,000
5.63%, 02/01/23 (Call 06/28/21)(a)(b)	411	411,000
Navistar International Corp., 9.50%, 05/01/25 (Call 06/25/21)(a)	460	497,306
		5,686,234
Auto Parts & Equipment — 0.2%
Meritor Inc., 6.25%, 02/15/24 (Call 06/03/21)	39	39,209
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)(a)	250	260,550
		299,759
Banks — 1.0%
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	500	545,185
5.71%, 01/15/26(a)(b)	650	735,474
		1,280,659
Building Materials — 0.6%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	681	728,670
	Par
Security	(000)	Value

Chemicals — 2.9%
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	$650	$791,700
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 06/14/21)(a)	210	215,512
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)	419	431,570
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 06/28/21)(a)	500	513,750
Sasol Financing USA LLC
5.50%, 03/18/31 (Call 03/18/30)	100	104,520
5.88%, 03/27/24 (Call 02/27/24)	980	1,051,050
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 06/28/21)(a)	485	494,094
		3,602,196
Commercial Services — 5.5%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	776	775,177
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	530	543,250
Cimpress PLC, 7.00%, 06/15/26 (Call 06/28/21)(a)	570	597,788
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/08/21)(a)	194	202,003
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	270	277,852
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)(b)	925	920,523
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)	320	312,028
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)(b)	225	239,625
5.75%, 04/15/26(a)(b)	663	725,156
6.25%, 01/15/28 (Call 01/15/23)(a)	280	289,660
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	415	444,050
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	655	705,762
9.25%, 04/15/25 (Call 03/16/25)(a)	330	386,100
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	470	496,461
		6,915,435
Computers — 1.6%
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 07/15/22)(a)	600	665,250
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	420	458,325
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	824	916,486
		2,040,061
Cosmetics & Personal Care — 0.8%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	450	456,359
6.50%, 04/15/26 (Call 06/28/21)(a)	583	579,933
		1,036,292
Diversified Financial Services — 2.7%
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)	250	261,250
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	225	237,867
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	700	717,500
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	520	537,550
OneMain Finance Corp.
6.63%, 01/15/28 (Call 07/15/27)	85	96,458
6.88%, 03/15/25	615	694,950
7.13%, 03/15/26	760	884,450
		3,430,025
Electric — 2.4%
Drax Finco PLC, 6.63%, 11/01/25 (Call 06/08/21)(a)	475	490,437

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)	$640	$582,400
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)	460	487,554
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	870	865,650
5.25%, 07/01/30 (Call 07/01/25)(b)	200	202,250
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 02/15/22)(a)	365	378,688
		3,006,979
Electronics — 0.3%
Sensata Technologies BV, 4.88%, 10/15/23(a)	375	400,313

Engineering & Construction — 0.9%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	775	857,344
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	255	263,925
		1,121,269
Entertainment — 2.2%
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	875	922,180
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(a)(b)	500	524,385
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/23)(a)	785	866,444
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)(b)	400	431,828
		2,744,837
Environmental Control — 1.2%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 06/28/21)	125	129,063
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	439	427,314
5.13%, 12/15/26 (Call 12/15/22)(a)	325	342,062
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	571	588,495
		1,486,934
Food — 3.7%
BRF GmbH, 4.35%, 09/29/26(a)	200	208,602
JBS USA Food Co., 7.00%, 01/15/26 (Call 01/15/22)(a)(b)	600	639,900
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	825	884,687
4.88%, 10/01/49 (Call 04/01/49)	795	911,698
5.50%, 06/01/50 (Call 12/01/49)	380	472,032
6.88%, 01/26/39	315	432,388
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	610	648,888
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/22)(a)	415	433,737
		4,631,932
Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)(b)	505	555,752
5.75%, 05/20/27 (Call 02/20/27)	431	478,410
5.88%, 08/20/26 (Call 05/20/26)(b)	90	100,323
		1,134,485
Health Care - Services — 2.8%
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)	375	404,063
HCA Inc., 5.38%, 02/01/25	585	654,469
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	595	621,906
Tenet Healthcare Corp.
5.13%, 05/01/25 (Call 06/17/21)	920	932,604
6.25%, 02/01/27 (Call 02/01/22)(a)	875	912,187
		3,525,229

	Par
Security	(000)	Value

Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26 (Call 05/15/22)	$695	$734,699
6.38%, 12/15/25 (Call 06/28/21)	125	128,906
		863,605
Home Builders — 1.2%
Brookfield Residential Properties Inc./Brookfield Residential
US LLC, 6.25%, 09/15/27 (Call 09/15/22)(a)	525	552,064
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	577	608,735
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	350	388,584
		1,549,383
Housewares — 0.0%
Newell Brands Inc., 6.00%, 04/01/46 (Call 10/01/45)	50	63,375

Insurance — 0.5%
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	245	280,525
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	360	383,400
		663,925
Internet — 1.8%
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	470	494,675
Netflix Inc.
4.88%, 04/15/28(b)	300	345,120
6.38%, 05/15/29	380	474,525
Uber Technologies Inc.
7.50%, 09/15/27 (Call 09/15/22)(a)	810	886,950
8.00%, 11/01/26 (Call 11/01/21)(a)	80	86,383
		2,287,653
Iron & Steel — 2.3%
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (Call 06/26/21)	225	232,088
5.88%, 06/01/27 (Call 06/01/22)(b)	575	602,301
9.88%, 10/17/25 (Call 10/17/22)(a)	261	305,384
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	558	611,535
U.S. Steel Corp.
6.25%, 03/15/26 (Call 06/28/21)(b)	280	285,950
6.88%, 08/15/25 (Call 06/28/21)	500	511,875
6.88%, 03/01/29 (Call 03/01/24)	300	314,289
		2,863,422
Leisure Time — 3.7%
Carnival Corp.
9.88%, 08/01/27 (Call 02/01/24)(a)	255	299,041
10.50%, 02/01/26 (Call 08/01/23)(a)	625	737,112
11.50%, 04/01/23 (Call 01/01/23)(a)	760	869,584
NCL Corp. Ltd.
10.25%, 02/01/26 (Call 08/01/23)(a)	585	682,988
12.25%, 05/15/24 (Call 02/15/24)(a)	430	520,300
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	665	686,819
9.13%, 06/15/23 (Call 03/15/23)(a)	450	497,790
10.88%, 06/01/23 (Call 03/01/23)(a)	250	286,875
11.50%, 06/01/25 (Call 06/01/22)(a)	100	115,750
		4,696,259
Lodging — 2.6%
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)(b)	400	425,652
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	610	635,626
Travel + Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(a)	240	274,805

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Lodging (continued)
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	$600	$649,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	425	436,900
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	150	158,625
5.50%, 03/01/25 (Call 12/01/24)(a)	600	639,750
		3,220,858
Machinery — 0.7%
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/17/21)(a)	355	365,118
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 06/28/21)(a)	475	486,281
		851,399
Media — 4.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 05/01/27 (Call 06/19/21)(a)	710	732,365
DISH DBS Corp.
5.00%, 03/15/23	605	628,444
7.38%, 07/01/28 (Call 07/01/23)(b)	165	176,756
7.75%, 07/01/26(b)	800	908,760
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	800	842,400
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	925	923,844
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	400	399,000
5.50%, 05/15/29 (Call 05/15/24)(a)	700	748,125
		5,359,694
Mining — 2.9%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	485	516,219
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)	275	270,188
First Quantum Minerals Ltd.
7.25%, 04/01/23 (Call 06/08/21)(a)	200	203,792
7.50%, 04/01/25 (Call 06/08/21)(a)(b)	925	959,882
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	695	757,911
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	25	29,633
5.45%, 03/15/43 (Call 09/15/42)	170	205,275
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)(b)	400	420,000
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	250	261,305
		3,624,205
Office & Business Equipment — 1.0%
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)	270	280,757
7.25%, 03/15/29 (Call 03/15/24)(a)	225	232,875
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(a)	675	696,937
		1,210,569
Oil & Gas — 7.2%
Antero Resources Corp.
7.63%, 02/01/29 (Call 02/01/24)(a)	595	654,500
8.38%, 07/15/26 (Call 01/15/24)(a)	410	462,027
Callon Petroleum Co.
6.13%, 10/01/24 (Call 06/28/21)	625	575,250
6.25%, 04/15/23 (Call 06/28/21)	460	434,424
EQT Corp., 7.63%, 02/01/25 (Call 01/01/25)(b)	770	899,283
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	255	262,650
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	908	911,405
	Par
Security	(000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)	$865	$865,952
5.55%, 03/15/26 (Call 12/15/25)	1,052	1,123,010
6.95%, 07/01/24	550	610,500
7.88%, 09/15/31(b)	330	401,128
8.50%, 07/15/27 (Call 01/15/27)	300	364,287
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(b)	300	297,863
PDC Energy Inc., 5.75%, 05/15/26 (Call 06/28/21)	360	375,750
Sunoco LP/Sunoco Finance Corp., 5.50%, 02/15/26 (Call 06/28/21)	245	252,448
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)(a)	605	617,100
		9,107,577
Oil & Gas Services — 0.7%
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	225	230,625
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	605	606,512
		837,137
Packaging & Containers — 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/22)(a)	1,075	1,084,406
Berry Global Inc.
4.50%, 02/15/26 (Call 06/28/21)(a)	136	139,230
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	210	222,728
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(a)(b)	400	496,004
		1,942,368
Pharmaceuticals — 2.4%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	520	557,050
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	814	879,120
Bausch Health Companies Inc.
5.25%, 01/30/30 (Call 01/30/25)(a)	15	13,819
5.25%, 02/15/31 (Call 02/15/26)(a)	300	274,500
7.00%, 03/15/24 (Call 06/23/21)(a)	42	42,878
9.00%, 12/15/25 (Call 12/15/21)(a)(b)	760	813,884
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	400	400,360
		2,981,611
Pipelines — 4.3%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 09/15/24 (Call 06/08/21)	705	723,894
5.75%, 03/01/27 (Call 03/01/22)(a)	500	515,110
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27 (Call 05/01/22)(a)	175	180,250
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	585	597,004
4.40%, 04/01/24 (Call 01/01/24)	400	415,232
EQM Midstream Partners LP
4.75%, 07/15/23 (Call 06/15/23)	490	512,001
6.50%, 07/15/48 (Call 01/15/48)	225	238,883
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	220	221,375
6.75%, 09/15/25 (Call 09/15/22)(a)(b)	910	923,559
Oasis Midstream Partners LP/OMP Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)	200	212,000
Western Midstream Operating LP, 6.50%, 02/01/50 (Call 08/01/49)	735	817,687
		5,356,995

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate — 1.2%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)(b)	$570	$614,175
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 06/28/21)(a)(b)	520	548,121
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25 (Call 06/15/22)(a)	345	373,894
		1,536,190
Real Estate Investment Trusts — 4.7%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	1,180	1,240,864
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 06/11/21)(a)	165	174,488
5.25%, 05/01/25 (Call 06/28/21)(a)	690	702,938
Iron Mountain Inc., 5.25%, 03/15/28 (Call 12/27/22)(a)	115	120,198
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(a)	620	661,850
7.50%, 06/01/25 (Call 06/01/22)(a)	155	167,654
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	785	771,062
4.75%, 10/01/26 (Call 08/01/26)	420	399,000
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 06/28/21)(a)	215	221,450
7.88%, 02/15/25 (Call 02/15/22)(a)	365	391,006
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC,
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	675	668,250
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	437	462,316
		5,981,076
Retail — 3.8%
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	140	154,532
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	250	265,625
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	605	549,037
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	450	479,250
Gap Inc. (The)
8.63%, 05/15/25 (Call 05/15/22)(a)	500	551,875
8.88%, 05/15/27 (Call 05/15/23)(a)	225	260,955
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(a)	270	277,087
L Brands Inc.
6.75%, 07/01/36	335	398,188
6.88%, 11/01/35	760	915,800
Macy’s Retail Holdings LLC, 2.88%, 02/15/23 (Call 11/15/22)	475	477,969
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (Call 02/15/24)(a)	300	330,280
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)(b)	90	92,322
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	35	37,433
		4,790,353
Software — 0.3%
Open Text Corp., 5.88%, 06/01/26 (Call 06/28/21)(a)	320	330,333

Telecommunications — 8.3%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	825	875,531
CommScope Inc., 5.50%, 03/01/24 (Call 06/28/21)(a)	865	889,826
Embarq Corp., 8.00%, 06/01/36	785	887,050
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	440	489,944
6.63%, 08/01/26(b)	495	548,831
	Par/
	Shares
Security	(000)	Value

Telecommunications (continued)
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	$75	$85,125
Series U, 7.65%, 03/15/42	385	430,238
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	270	302,400
Sprint Capital Corp., 8.75%, 03/15/32	590	874,675
Sprint Corp.
7.13%, 06/15/24	620	714,550
7.63%, 02/15/25 (Call 11/15/24)	725	857,218
7.63%, 03/01/26 (Call 11/01/25)	25	30,375
7.88%, 09/15/23	130	147,304
Telecom Italia Capital SA, 7.72%, 06/04/38	270	353,484
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)	230	219,100
5.63%, 12/06/26 (Call 12/06/23)(a)	325	324,158
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	530	504,163
ViaSat Inc.
5.63%, 09/15/25 (Call 06/08/21)(a)	585	597,870
5.63%, 04/15/27 (Call 04/15/22)(a)	435	454,923
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	950	920,028
		10,506,793
Trucking & Leasing — 0.8%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)(b)	765	793,687
9.75%, 08/01/27 (Call 08/01/23)(a)	225	259,594
		1,053,281
Total Corporate Bonds & Notes — 97.5%
(Cost: $119,907,081)		122,709,926

Short-Term Investments

Money Market Funds — 14.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	16,482	16,491,854
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,300	1,300,000
		17,791,854
Total Short-Term Investments — 14.1%
(Cost: $17,789,149)		17,791,854

Total Investments in Securities — 111.6%
(Cost: $137,696,230)		140,501,780
Other Assets, Less Liabilities—(11.6)%		(14,614,134)

Net Assets—100.0%		$125,887,646

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,316,854	$8,174,951	(a)	$—		$(945)	$994	$16,491,854	16,482	$6,044	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,771,000	—		(471,000	)(a)	—	—	1,300,000	1,300	67		—
						$(945)	$994	$17,791,854		$6,111		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$122,709,926	$—	$122,709,926
Money Market Funds	17,791,854	—	—	17,791,854
	$17,791,854	$122,709,926	$—	$140,501,780

Portfolio Abbreviations - Fixed Income

REIT	Real Estate Investment Trust